Cover	Sep. 22, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39346
Entity Registrant Name	Fusion Acquisition Corp.
Entity Central Index Key	0001807846
Entity Tax Identification Number	85-0849243
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 West 21st Street
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(212)
Local Phone Number	763-0169
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Fusion Acquisition Corp
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ML
Security Exchange Name	NYSE
Warrants to purchase common stock
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	ML WS
Security Exchange Name	NYSE